Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Reconciliation Of Income Tax Expense (Benefit)

A reconciliation of income tax benefit, computed at the federal statutory rate, to income tax benefit, as provided for in the financial statements, is as follows:

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Income tax benefit computed at statutory rate	$1	$3	$(4)	$(15)
State income tax benefit, net of federal taxes	—	1	—	(1)
Change in valuation allowance	1	—	1	1
Other	—	—	—	—

Income tax expense (benefit)	$2	$4	$(3)	$(15)

Significant components of income tax expense (benefit) for the fiscal years ended 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Current
United States
Federal	$(3)	$—	$—
State	—	1	3
Non-U.S.	4	3	—

Current income tax provision	1	4	3
Deferred:
United States
Federal	3	(57)	(38)
State	(1)	7	(11)
Non-U.S.	(1)	(1)	(3)

Deferred income tax expense (benefit)	1	(51)	(52)

Expense (benefit) for income taxes	$2	$(47)	$(49)

Reconciliation From Federal Income Tax To Tax Benefit

The reconciliation between U.S. Federal income taxes at the statutory rate and the Company’s benefit for income taxes on continuing operations for fiscal 2012, 2011, and 2010 are as follows:

	2012	2011	2010
U.S. Federal income tax benefit at the statutory rate	$1	$(121)	$(57)
Adjustments to reconcile to the income tax provision:
U.S. State income tax expense, net of valuation allowance	(1)	8	(8)
Impairment of goodwill	—	58	—
Permanent differences	1	1	2
Transaction costs	—	1	3
Changes in foreign valuation allowance	1	3	3
Rate differences between U.S. and foreign	1	1	4
Other	(1)	2	4

Expense (benefit) for income taxes	$2	$(47)	$(49)

Components Of Net Deferred Income Tax Liability

The components of the net deferred income tax liability as of fiscal 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Allowance for doubtful accounts	$4	$4
Deferred gain on sale-leaseback	15	15
Accrued liabilities and reserves	60	58
Inventories	8	8
Net operating loss carryforward	393	406
Alternative minimum tax (AMT) credit carryforward	9	8
Other	6	15

Total deferred tax assets	495	514
Valuation allowance	(51)	(43)

Total deferred tax assets, net of valuation allowance	444	471

Deferred tax liabilities:
Property and equipment	190	143
Intangible assets	322	347
Debt extinguishment	132	132
Other	1	4

Total deferred tax liabilities	645	626

Net deferred tax liability	$(201)	$(155)

Activity Related To Gross Unrecognized Tax Benefits

The following table summarizes the activity related to our gross unrecognized tax benefits from year-end fiscal 2011 to year-end fiscal 2012:

	2012	2011
Beginning unrecognized tax benefits	$33	$34
Gross increases—tax positions in prior periods	2	3
Gross decreases—tax positions in prior periods	(25)	(4)
Gross increases—from acquisitions	—	2
Gross increases—current period tax positions	—	1
Settlements	—	(2)
Lapse of statute of limitations	(2)	(1)

Ending unrecognized tax benefits	$8	$33